SUPPLEMENT DATED NOVEMBER 12, 2008 TO THE PROSPECTUS FOR PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY DATED MAY 1, 2008

Effective November 22, 2008, this supplement updates information in the prospectus dated May 1, 2008 for Principal Investment Plus Variable Annuity issued by Principal Life Insurance Company (“we”, “us”, or “our”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382 or call us at 1-800-852-4450 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1. Please replace Appendix D with the following:

APPENDIX D – GMWB INVESTMENT OPTIONS

GMWB Investment Options

While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) are intended to support the rider’s guarantees with a balanced investment objective. If your investment goal is aggressive growth, a GMWB rider may not be appropriate for you.

The GMWB investment options are:

  GMWB Self-Build Model A;
  GMWB Self-Build Model B;
  GMWB Self-Build Model C;
  GMWB Self-Build Model D;
  Principal LifeTime 2010 Account;
  Principal LifeTime 2020 Account;
  Principal LifeTime 2030 Account;*
  Principal LifeTime Strategic Income Account;
  Strategic Asset Management Balanced Portfolio;
  Strategic Asset Management Conservative Balanced Portfolio; or
  Strategic Asset Management Flexible Income Portfolio.

* Principal LifeTime 2030 Account is only available as an investment option with the GMWB 2 Rider.

When you purchase a GMWB rider, you must allocate 100% of your Separate Account division accumulated value and premium payments to any one of the listed GMWB investment options. You may transfer 100% of your Separate Account division accumulated value from your current GMWB investment option to one other GMWB investment option which is available at the time of the transfer. You may make a transfer by providing us notice (we will effect the transfer at the price next determined after we receive your notice in good order). Any future premium payments are allocated to the GMWB investment option your Separate Account division accumulated value is invested in at the time of the new premium payments. While your GMWB rider is in effect, you may make allocations of Contract value and premium payments to, and transfer Contract accumulated value to, the Fixed Account and you may allocate new premium payments to the DCA Plus Account. Such allocations and transfers are subject to the provisions of your Contract. See FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS – Fixed Account.

You should note that all of the GMWB investment options (except the Self-Build Models) are series of Principal Variable Contracts Funds, Inc., which is managed by Principal Management Corporation (“PMC”), an affiliate of ours. In addition, most of the underlying funds available as options under the GMWB Self-Build Models are also managed by PMC. If you wish to invest your Contract accumulated value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not appropriate for you. You may wish to consult with your financial advisor in making your decision to select a GMWB rider.

To the extent that an underlying fund managed by PMC may be included as a GMWB investment option or as an option under a GMWB Self-Build Model, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be a GMWB investment option or an option under a Self-Build Model.

For more information about: (1) GMWB Self-Build Models, please see below; (2) Principal LifeTime Accounts and Strategic Asset Management (SAM) Portfolios, please see the prospectus sections titled “THE CONTRACT –The Underlying Mutual Funds”, “TABLE OF SEPARATE ACCOUNT DIVISIONS” and ”SUMMARY EXPENSE INFORMATION – Annual Underlying Mutual Fund Expenses” and the underlying fund’s prospectus provided with this prospectus; (3) the Fixed and DCA Plus Accounts, please see “FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS” and (4) transfers under your Contract, please see “THE CONTRACT – The Accumulation Period, Division Transfers” and “GENERAL PROVISIONS – Frequent Trading and Market Timing (Abusive Trading Practices)”.

We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.

If you previously purchased a Contract with a GMWB rider and have your Separate Account division accumulated value invested in a GMWB investment option which is no longer available (a “Discontinued GMWB investment option”), you may continue to maintain that investment and allocate new premium payments to it. If the Discontinued GMWB investment option involves more than one Separate Account division, we will continue to rebalance your Separate Account division accumulated value each calendar quarter. You may not transfer your Separate Account division accumulated value to any other Discontinued GMWB investment option. You may transfer your Separate Account division accumulated value to another GMWB investment option that is available at the time of transfer; in this case, the Discontinued GMWB investment option will no longer be available to you.

GMWB Self-Build Models

Each of the GMWB Self-Build Models requires you to allocate your Separate Account division accumulated value and premium payments in specified percentages among asset classes and provides you limited ability to select the Separate Account divisions that you wish to use to meet those allocation requirements. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

	Model	Model	Model	Model
Asset Class	A	B	C	D
Short-Term Fixed Income	30%	20%	10%	15%
Fixed Income	40%	30%	20%	15%
Balanced/Asset Allocation	10%	15%	20%	25%
Large U.S. Equity	20%	25%	30%	25%
Small/Mid U.S. Equity	0%	5%	15%	0%
International Equity	0%	5%	5%	20%

To “build your model,” you select one of the available models and then pick Separate Account divisions from each of the asset classes in the model. The table below identifies the Separate Account divisions that are available within each asset class for purposes of the GMWB Self-Build Models. It also identifies those instances in which there are limitations on the percentage of assets that you may allocate to a sub-class within asset classes. The sum of the percentages that you allocate to the Separate Account divisions in an asset class or sub-class must equal the required aggregate percentage for that asset class or sub-class. The sum of the percentages you invest in all the asset classes must equal 100% of your Separate Account division accumulated value.

If you choose a GMWB Self-Build Model, you are directing us to allocate your Separate Account division accumulated value and premium payments according to the allocation percentages you have set. In addition, you are directing us to automatically rebalance your Separate Account division accumulated value each calendar quarter to match the allocation percentages you set in your GMWB Self-Build Model. You may transfer among the divisions within an asset class or sub-class as long as your allocations for that asset class or sub-class equal the percentage established by your chosen GMWB Self-Build Model, and you adhere to the transfer provisions of your Contract (See “THE CONTRACT – The Accumulation Period, Division Transfers” and “GENERAL PROVISIONS – Frequent Trading and Market Timing (Abusive Trading Practices)”). We currently do not charge a transfer fee. If we start charging a transfer fee in the future, we will not impose such a fee on the quarterly automatic portfolio rebalancing.

In selecting and building a GMWB Self-Build Model, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You should also remember that asset allocation does not insure a profit or protect against loss. You may wish to ask your financial advisor for assistance in selecting a model and choosing among the Separate Account divisions available under that model. You may also wish to contact your financial advisor from time to time to discuss whether your selections remain appropriate for your needs.

For more information about the Separate Account divisions named in the table for the GMWB Self-Build Models below, please see the prospectus sections titled “THE CONTRACT – The Underlying Mutual Funds,” “TABLE OF SEPARATE ACCOUNT DIVISIONS” and “SUMMARY OF EXPENSE INFORMATION – Annual Underlying Mutual Fund Expenses” and the underlying fund’s prospectus provided with this prospectus.

You may choose one of the GMWB Self-Build Models shown below:
	Investment	Model	Model	Model	Model
	Advisor	A	B	C	D

Short-Term Fixed Income		30%	20%	10%	15%
Divisions
Short-Term Bond	Principal Global
Investors, LLC*
Short-Term Income	Edge Asset
Management, Inc.*
Money Market	Principal Global
Investors, LLC*
Fixed Income Divisions		40%	30%	20%	15%

	Investment	Model	Model	Model	Model
	Advisor	A	B	C	D
American Century VP	American Century
Inflation Protection	Investment
Management, Inc.
Bond & Mortgage Securities	Principal Global
(f/k/a Bond)	Investors, LLC*
Government & High Quality	Principal Global
Bond	Investors, LLC*
Mortgage Securities	Edge Asset
Management, Inc.*
Balanced/Asset Allocation		10%	15%	20%	25%
Divisions
Asset Allocation	Morgan Stanley
Investment
Management, Inc.*
LifeTime 2010	Principal Global
Investors, LLC*
LifeTime 2020	Principal Global
Investors, LLC*
LifeTime Strategic Income	Principal Global
Investors, LLC*
Strategic Asset Management	Edge Asset
(“SAM”) Balanced	Management, Inc.*
SAM Conservative Balanced	Edge Asset
Management, Inc.*
SAM Flexible Income	Edge Asset
Management, Inc.*
Large U.S. Equity Divisions		20%	25%	30%	25%
Large Value		10%	10%	10%	10%
AIM V.I. Basic Value	Invesco AIM Advisors,
Inc.
Equity Income (f/k/a Equity	Edge Asset
Income I)	Management, Inc.*
LargeCap Value III (f/k/a	Alliance Bernstein, L.P.*
LargeCap Value)
LargeCap Value II (f/k/a	American Century
Equity Value)	Investment
Management, Inc.*
LargeCap Value (f/k/a	Principal Global
Capital Value)	Investors, LLC*
Large Blend		0%	5%	10%	5%
LargeCap Blend II (f/k/a	T. Rowe Price	N/A
LargeCap Blend)	Associates, Inc.*
LargeCap S&P 500 Index	Principal Global	N/A
(f/k/a LargeCap Stock Index)	Investors, LLC*
Neuberger Berman AMT	Neuberger Berman	N/A
Socially Responsible	Management, Inc.
Large Growth		10%	10%	10%	10%
American Century VP Ultra II	American Century
Investment
Management, Inc.
Fidelity VIP II ContraFund	Fidelity Management &
Research Company
LargeCap Growth (f/k/a	Columbus Circle
Growth)	Investors*

	Investment	Model	Model	Model	Model
	Advisor	A	B	C	D
T. Rowe Price Blue Chip	T. Rowe Price
Growth	Associates, Inc.
Small/Mid U.S. Equity		0%	5%	15%	0%
Divisions
Mid Cap Value		0%	0%	5%	0%
MidCap Value II (f/k/a	Neuberger Berman	N/A	N/A		N/A
MidCap Value)	Management, Inc. &
Jacob Levy
Management, Inc.*
Real Estate Securities	Principal Real Estate	N/A	N/A		N/A
Investors, LLC*
Mid Cap Blend and Growth		0%	5%	5%	0%
American Century VP Vista	American Century	N/A			N/A
Investment
Management, Inc.
MidCap Blend (f/k/a MidCap)	Principal Global	N/A			N/A
Investors, LLC*
T. Rowe Price Health	T. Rowe Price	N/A			N/A
Sciences	Associates, Inc.
Small Cap		0%	0%	5%	0%
AIM V.I. SmallCap Equity	Invesco AIM Advisors,	N/A	N/A		N/A
Inc.
Neuberger Berman AMT	Neuberger Berman	N/A	N/A		N/A
Fasciano	Management, Inc
SmallCap Value I (f/k/a	JP Morgan Investment	N/A	N/A		N/A
SmallCap Value)	Management, Inc.*
International Equity		0%	5%	5%	20%
Divisions
Diversified International	Principal Global	N/A
Investors, LLC*
Fidelity VIP Overseas	Fidelity Management &	N/A
Research Company
AIM V.I. International Growth	Invesco AIM Advisors,	N/A
Inc.

* Pursuant to a sub-advisory agreement with Principal Management Corporation, the investment advisor.

We from time to time may make available other GMWB Self-Build Models. We also may make changes to or restrict the availability of GMWB Self-Build Models. These changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB Self-Build Model and wish to transfer back to that model. If we restrict the availability of or change a GMWB Self-Build Model that you have selected, you may continue to maintain your Separate Account division accumulated value and allocate new premium payments in accordance with your selected model. We will continue to rebalance your Separate Account division accumulated value according to that model each calendar quarter. You may transfer your Separate Account division accumulated value to any other GMWB investment option that is available at the time of transfer; in this case, the model from which you transferred will no longer be available to you. Any time you wish to transfer your Separate Account division accumulated value to another GMWB investment option, you may wish to consult with your registered representative about the GMWB investment options available.

We reserve the right to modify the list of available Separate Account divisions in a GMWB Self-Build Model, subject to compliance with applicable regulations.

2. Please replace the last sentence of the third paragraph under “GMWB Overview –Rider Restrictions/Limitations” under “GMWB (INVESTMENT PROTECTOR PLUS) RIDERS” with the following sentence in order to conform the disclosure with Appendix D:

We reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.

3. Please replace “GMWB Investment Options” under “GMWB I RIDER (INVESTMENT PROTECTOR PLUS RIDER)” with the following paragraph in order to conform the disclosure with Appendix D:

GMWB Investment Options

The GMWB investment options are shown in Appendix D. While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. If your investment goal is aggressive growth, a GMWB rider may not be appropriate for you. It is your responsibility to select your GMWB investment option. You may wish to ask your financial advisor to assist you in making your selection. We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.

As described in Appendix D, GMWB investment options include Self-Build Models. We may from time to time change the Self-Build Models. However, your existing Self-Build Models will not be changed and you may continue to maintain your existing Self-Build Models.

4. Under “GMWB Overview – Rider Restrictions/Limitations” under “GMWB

(INVESTMENT PROTECTOR PLUS) RIDERS,” please:

(a)	bold font the first paragraph; and

(b)	delete the last sentence in the fourth paragraph.

5. Please delete the fourth bullet point (“the date any portion of your Contract accumulated value is invested in investment options not included in the GMWB investment options”) under Termination and Reinstatement of the Rider in the RIDER BENEFITS – GMWB (Investment Protector Plus) Riders.

6. Please add the following accounts under Principal Variable Contracts Funds – Class I in the list of underlying mutual funds at the beginning of the prospectus:

Mortgage Securities Account Short-Term Income Account

7. Please add the following to the table discussing underlying mutual fund expenses under “SUMMARY OF EXPENSE INFORMATION” in the prospectus:

Underlying	Management	12b-1	Other	Acquired	Total	Contractual
Mutual	Fees	Fees	Expenses	Fund	Gross	Net
Funds				(“Underlying	Expenses	Expenses
				Fund”)
				Fees and
				Expenses

Principal	0.50	N/A	0.00		0.50
VCF
Mortgage
Securities
Account –
Class 1

Principal	0.50	N/A	0.00		0.50
VCF Short-
Term
Income
Account –
Class 1

8. Please add the following under “TABLE OF SEPARATE ACCOUNT DIVISIONS” in the prospectus:

Mortgage Securities Division
Invests in:	Principal Variable Contracts Funds Mortgage Securities Account – Class I
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation.
Investment Objective:	Seeks to provide as high a level of current income as is
consistent with prudent investment management and
stability of principal.

Short-Term Income Division
Invests in:	Principal Variable Contracts Funds Short-Term Income Account – Class I
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation.
Investment objective:	seeks to provide a high level of current income
consistent with safety and liquidity.

9. Under “Telephone Services” under “TELEPHONE AND INTERNET (ELECTRONIC) SERVICES” in the prospectus, please delete the second and third bullet points and replace them with the following:

  that are in good order and received by us before the close of a valuation period will receive the price next determined (i.e., the value as of the close of that valuation period).
  that are in good order and received by us after the close of a valuation period will receive the price next determined (i.e., the value as of the close of that next valuation period).

10. Under “Internet” under “TELEPHONE AND INTERNET (ELECTRONIC) SERVICES” in the prospectus, please delete the first and second bullet points and replace them with the following:

  that are in good order and received by us before the close of a valuation period will receive the price next determined (i.e., the value as of the close of that valuation period).
  that are in good order and received by us after the close of a valuation period will receive the price next determined (i.e., the value as of the close of that next valuation period).

11. Under “ENHANCED DEATH BENEFIT RIDER” in the prospectus, please insert the following two new paragraphs at the end of the section:

See Appendix E for examples.

Before you purchase an Enhanced Death Benefit Rider, please consider the following:

  Although the rider provides an opportunity for increased death benefit payments to your beneficiaries, it does not provide you with increased annuity benefit payments or contract accumulated value.
  The rider is generally more advantageous to younger owners since the rider lock-in occurs on the later of the contract anniversary following the oldest owner’s 75th birthday and five years after the rider effective date; the younger an owner is when the rider is elected, the longer the time period for potentially increasing Contract accumulated value before the rider lock-in.

12. Under “Required Minimum Distributions” under “GMWB I RIDER (INVESTMENT PROTECTOR PLUS RIDER)” in the prospectus:

     (a) Please delete the second and third paragraphs and replace with the following paragraph:

Regardless when your GMWB rider was issued, if you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal made to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will NOT be deemed an excess withdrawal

     (b) Please delete the first bullet point under “RMD Program.”

13. Under “FIXED ACCOUNT AND DCA PLUS ACCOUNTS”, please add the number one to the NOTE, as follows: “NOTE 1:” and insert the following additional Notes:

NOTE 2: Transfers and surrenders from the Fixed Account are subject to certain limitations as to frequency and amount. See FIXED ACCOUNT AND DCA PLUS ACCOUNTS – Fixed Account Transfers, Total and Partial Surrenders.

NOTE 3: We may defer payment of surrender proceeds payable out of the Fixed Account for up to six months. See GENERAL PROVISIONS – Delay of Payments.

14. Please add the following new Appendix to the prospectus:

APPENDIX E

ENHANCED DEATH BENEFIT RIDER:
EXAMPLES OF CALCULATION OF ENHANCED DEATH BENEFIT

For all examples, assume

Contract issue date is 01/01/2005
Original premium payment = $100,000
Owner’s age on issue date is 69 years

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FOURTH CONTRACT
ANNIVERSARY (01/01/2009) (prior to the lock-in date)

Assume the following:

AV = $105,000
Additional premium payments = $0
Partial surrenders and partial annuitizations = $0
Owner age = 73

The enhanced death benefit is the greatest of a, b, and c below.
a.	$121,550.63 = [$100,000 x (1.05)4 ] + $0 - $0 = $121,550.63 + $0 (premium payments made since the rider effective date increased at a 5% effective annual interest rate – $0
(adjustments for all partial surrenders and partial annuitizations taken since the rider effective date increased at a 5% effective annual interest rate)

b.	$105,000 = $105,000 + $0 - $0 = (highest accumulated value on any Contract anniversary since the rider effective date) + (additional premium payments made since that Contract anniversary) – (adjustments for all partial surrenders and partial annuitizations taken since that Contract anniversary)

c.	Standard death benefit = $105,000 where the standard death benefit is the greater of

	i.	$105,000 = AV

	ii.	$100,000 = $100,000 +$0 - $0 = [(original premium payment) + (premium payments made after the Contract issue date)] – (adjustments for all partial surrenders and partial annuitization taken since the Contract issue date)

The enhanced death benefit is $121,550.63 on the fourth Contract anniversary.

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE FOURTH CONTRACT
ANNIVERSARY WHEN ADDITIONAL PREMIUM PAYMENT IS MADE (and prior to the lock-in date)
Assume the following:
AV immediately prior to premium payment = $106,000
Additional premium payment = $50,000
AV after premium payment = $156,000
Partial surrenders and partial annuitizations = $0
Owner age = 73
The enhanced death benefit after the premium payment is the greatest of a, b, and c below.
a.	$171,550.63 = $121,550.63 + $50,000 - $0
b.	$155,000 = $105,000 + $50,000 - $0
c.	Standard death benefit = $156,000 where the standard death benefit is the greater of
	i.	$156,000 = AV
	ii.	$150,000 = $100,000 + $50,000 - $0
The enhanced death benefit is $171,550.63

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FIFTH CONTRACT
ANNIVERSARY (01/01/2010) (and prior to the lock-in date)
Assume the following:
AV = $159,000
Additional premium payments since last Contract anniversary = $0
Partial surrenders/annuitizations since last Contract anniversary = $0
Age of Owner = 74
The enhanced death benefit is the greatest of a, b, and c below.
a.	$180,128.16 = [$171,550.63 x (1.05)] + $0 - $0 = $180,128.16 + $0 - $0
b.	$159,000 = $159,000 + $0 - $0
c.	Standard death benefit = $159,000 where the standard death benefit is the greater of
	i.	$159,000 = AV
	ii.	$150,000 = $150,000 + $0 - $0

The enhanced death benefit is $180,128.16.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2010 -- AFTER THE FIFTH
CONTRACT ANNIVERSARY and DATE WHEN PARTIAL SURRENDER HAS BEEN TAKEN
(06/30/2010)(and prior to the lock-in date)

Assume the following:
AV prior to partial surrender = $155,000
Partial surrender on 06/30/2010 = $10,000
AV after partial surrender = $145,000
Age of Owner = 74
The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.
a.	$172,664.93 = $180,128.16 x [1.05 x (180/365)] + $0 – [($10,000/$155,000) x
180,128.16 x (1.05 x {181/365})] = $184,569.67 + $0 - $11,904.74
b.	$148,744.50 = $159,000 + $0 [($10,000/$155,000) x $159,000] = $159,000 + $0 -
$10,255.50
c.	Standard death benefit = $145,000 where the standard death benefit is the greater of
	i.	$145,000 = AV
	ii.	$140,325.00 = $150,000 + $0 – [($10,000/$155,000) x $150,000] =
$150,000 + $0 - $9,675.00
The enhanced death benefit is $172,664.93

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE SIXTH CONTRACT
ANNIVERSARY (01/01/2011)(and lock-in date)
Assume the following:
AV = $150,000
Premium payments since last Contract anniversary = $0
Partial surrenders/annuitizations since last Contract anniversary = $0
Age of Owner = 75
The enhanced death benefit is the greatest of a, b, and c below.
a.	$177,040.60 = $172,664.93 x [1.05 x (185/365)] + $0 - $0 = $177,040.60 + $0 - $0
b.	$150,000 = $150,000 + $0 - $0
c. Standard death benefit = $150,000 where the standard death benefit is the greater of
	i.	$150,000 = AV
	ii.	$140,325.00 = $140,325.00 + $0 – $0
The enhanced death benefit is $177,040.60. The enhanced death benefit is now locked-in and will only increase for any purchase payments received and decrease for any partial surrenders and partial annuitizations taken.

CALCULATION OF THE ENHANCED DEATH BENEFIT ON 06/30/2011 – AFTER THE SIXTH
CONTRACT ANNIVERSARY and DATE WHEN ADDITIONAL PREMIUM PAYMENT IS MADE
and AFTER LOCK-IN

Assume the following:
AV before premium payment made = $150,000
06/30/2011 premium payment = $5,000
AV after premium payment made = $155,000
The enhanced death benefit after the premium payment is the greatest of a, b, and c below.
a.	$182,040.60 = $177,040.60 + $5000 - $0
b.	$155,000 = $150,000 + $5,000 - $0
c.	Standard death benefit = $155,000 where the standard death benefit is the greater of
	i.	$155,000 = AV (after premium payment made)
	ii.	$145,325 = $140,325 + $5,000 – $0
The enhanced death benefit is $182,040.60.

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE SEVENTH CONTRACT
ANNIVERSARY (01/01/2012) and AFTER LOCK-IN
Assume the following:
AV = $160,000
Premium payments since lock-in date = $0
Partial Surrenders/annuitizations since lock-in date = $0
Age of Owner = 76
Although the enhanced death benefit is now past the lock-in date, the standard death benefit may increase to the Contract AV on any Contract anniversary divisible by seven (e.g., 7, 14, 21). The enhanced death benefit is the greatest of a, b, and c below.
a.	$182,040.60 = $182,040.60 + $0 - $0
b.	$155,000 = $155,000 + $0 - $0
c.	Standard death benefit = $160,000 where the standard death benefit is the greater of
	i.	$160,000 = AV on seventh Contract anniversary
	ii.	$145,325 = $145,325 + $0 – $0
	iii.	$160,000 = $160,000 + $0 - $0 = [(seventh Contract anniversary accumulated value) + (additional premium payments made since that
Contract anniversary) – (adjustments for all partial surrenders and partial annuitizations since that Contract anniversary)]
The enhanced death benefit is $182,040.60.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2012 – DATE WHEN PARTIAL
SURRENDER TAKEN and AFTER SEVENTH CONTRACT ANNIVERSARY and AFTER LOCK-
IN

Assume the following:
AV ON 6/30/2012 prior to partial surrender = $190,000
Partial surrender = $5,000
AV after the partial surrender = $185,000
The enhanced death benefit after the surrender is the greatest of a, b, and c below.
a.	$177,252.93 = $182,040.60 + $0 – [($5,000/$190,000) x $182,040.60] = $182,040.60 +
$0 - $4,787.67
b.	$150,923.50 = $155,000 + $0 - [($5,000/$190,000) x $155,000] = $155,000 + $0 -
$4,076.50
c.	Standard death benefit = $185,000 where the standard death benefit is the greater of
	i.	$185,000 = AV
	ii.	$141,502.95 = $145,325 + $0 - [($5,000/$190,000) x $145,325] = $145,325 +
$0 - $3,822.05
	iii.	$155,792 = $160,000 + $0 - [($5,000/$190,000) x $160,000] = $160,000 + $0
- $4,208.00
The enhanced death benefit is $185,000.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2013 – DATE WHEN PARTIAL
SURRENDER TAKEN and AFTER LOCK-IN
Assume the following:
AV prior to partial surrender = $110,000
Partial surrender - $10,000
AV after partial surrender = $100,000
The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.
a.	$161,140.64 = $177,252.93 + $0 – [($10,000/$110,000) x $177,252.93] = $177,252.93
+ $0 - $16,112.29
b.	$137,204.55 = $150,923.50 + $0 - ($10,000/$110,000) x $150,923.50 = $150,923.50 +
$0 - $13,718.95
c.	Standard death benefit = $141,630.51 where the standard death benefit is the greater of
	i.	$100,000 = accumulated value
	ii.	$128,640.33 = $141,502.95 + $0 - [($10,000/$110,000) x $141,502.95] =
$141,502.95 + $0 - $12,862.62
	(iii)	$141,630.51 = $155,792 + $0 - [($10,000/$110,000) x $155,792] = $155,792
+ $0 - $14,161.49
The enhanced death benefit is $161,140.64.

THIS SUPPLEMENT SHOULD BE READ AND
RETAINED FOR FUTURE REFERENCE

Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
1-800-852-4450